Significant accounting policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Significant accounting policies
Presentation of these financial statements

Presentation of these financial statements

The consolidated interim financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and reflect the historical operations of the Vertical Aerospace business further to the corporate reorganization as described below.

In July 2020 IIAL, transferred all of its operations and substantially all of its net assets to VAGL (the “Vertical Aerospace Net Assets”), and in February 2021 IIAL transferred its investment in VAEL to VAGL (together, the “Reorganization”). Prior to the transfer VAGL only engaged in activities incidental to its formation.

The Reorganization has been considered as a reorganization under common control for the purpose of the preparation of these consolidated financial statements and resulted in the Vertical Aerospace Net Assets being recognised by VAGL at their historical net book values. Following the transfer IIAL changed its name to Imagination Industries Aero Ltd (together with IIL, the “Parent Group”) as its remaining net assets were no longer related to or included in the Vertical Aerospace business.

Through the Reorganization as described above, the Company’s principal activities became the development and commercialization of eVTOL aircraft following the contribution of the Vertical Aerospace Net Assets, and the Company became the parent of VAEL. Accordingly, the consolidated financial statements were prepared as if the Reorganization had been completed prior to the earliest period presented (except for the acquisition of VAEL which was acquired by IIAL in July 2019 as discussed in note 14 Business combinations of the consolidated financial statements for the year ended December 31, 2020) using the historical book values of IIAL. Prior to the Reorganization the Vertical Aerospace Net Assets had not presented standalone financial statements, and, as a result, financial information for the period up to July 2020 were derived from IIAL’s historical financial records as if the Vertical Aerospace Net Assets (including VAEL from July 2019) had been a standalone business. Accordingly, the financial information for that period is shown on a carve-out basis to present the results of operations.

2Significant accounting policies (continued)

All transactions and balances between the Vertical Aerospace Net Assets and the Parent Group during the period prior to July 2020 which were not historically settled in cash, were considered to be effectively settled in cash in the consolidated financial statements at the time the transaction was recorded. The total net effect of the settlement of these transactions between the Vertical Aerospace Net Assets and the Parent Group are reflected in the Consolidated statement of cash flows as Movement in net parent investment in financing activity, and in the Consolidated statement of financial position and Statement of changes in equity as Net parent investment.

During the period prior to July 2020, the Group’s equity balance represented the excess of total assets over total liabilities and was recorded within the account Net parent investment. Net parent investment represents the cumulative financing by the Parent Group and the Founder in the Vertical Aerospace Net Assets through to the Reorganization. In connection with the Reorganization the Net parent investment balance was reclassified to Other reserves. The legal form of such financing to IIAL during the period prior to July 2020 was an intercompany loan from IIL which was not included in the Vertical Net Assets, as such no interest expense related to the loan is recognized in these consolidated financial statements.

Assets and liabilities that were specifically identifiable or attributable to the Vertical Aerospace Net Assets have been included in the carve-out financial information, in addition to the assets and liabilities of VAEL after its acquisition in July 2019. The deferred consideration related to the VAEL acquisition with a fair value of £820,000 at the date of acquisition has been reflected in the carve-out financial information up to July 2020. The outstanding deferred consideration balance at July 2020 with a fair value of £542,000 at that date was not included in the Vertical Aerospace Net Assets, and is treated as an increase to Net Parent Investment immediately prior to the reclassification to Other reserves. The carve-out financial information also includes all income and expenses incurred by IIAL up to July 2020 as management believes this to be a reasonable representation, however it may not reflect the income and expenses that would have been incurred if the Vertical Aerospace Net Assets operated as an independent business for the period prior to the Reorganization.

Presentation of these financial statements

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and reflect the historical operations of the Vertical Aerospace business further to the corporate reorganization as described below.

In July 2020 IIAL transferred all of its operations and substantially all of its net assets to VAGL (the “Vertical Aerospace Net Assets”), and in February 2021 IIAL transferred its investment in VAEL to VAGL (together, the “Reorganization”). Prior to the transfer VAGL only engaged in activities incidental to its formation.

The Reorganization has been considered as a reorganization under common control for the purpose of the preparation of these consolidated financial statements and resulted in the Vertical Aerospace Net Assets being recognised by VAGL at their historical net book values. Following the transfer IIAL changed its name to Imagination Industries Aero Ltd (together with IIL, the “Parent Group”) as its remaining net assets were no longer related to or included in the Vertical Aerospace business.

Through the Reorganization as described above, the Company’s principal activities became the development and commercialization of eVTOL aircraft following the contribution of the Vertical Aerospace Net Assets, and the Company became the parent of VAEL. Accordingly, the consolidated financial statements were prepared as if the Reorganization had been completed prior to the earliest period presented (except for the acquisition of VAEL which was acquired by IIAL in July 2019 as discussed in note 14 Business combinations) using the historical book values of IIAL. Prior to the Reorganization the Vertical Aerospace Net Assets had not presented standalone financial statements, and, as a result, financial information for the period up to July 2020 were derived from IIAL’s historical financial records as if the Vertical Aerospace Net Assets (including VAEL from July 2019) had been a standalone business. Accordingly, the financial information for that period is shown on a carve-out basis to present the results of operations.

2 Significant accounting policies (continued)

All transactions and balances between the Vertical Aerospace Net Assets and the Parent Group during the period prior to July 2020 which were not historically settled in cash, were considered to be effectively settled in cash in the consolidated financial statements at the time the transaction was recorded. The total net effect of the settlement of these transactions between the Vertical Aerospace Net Assets and the Parent Group are reflected in the Consolidated statement of cash flows as Movement in net parent investment in financing activity, and in the Consolidated statement of financial position and Statement of changes in equity as Net parent investment.

During the period prior to July 2020, the Group’s equity balance represented the excess of total assets over total liabilities and was recorded within the account Net parent investment. Net parent investment represents the cumulative financing by the Parent Group and the Founder in the Vertical Aerospace Net Assets through to the Reorganization. In connection with the Reorganization the Net parent investment balance was reclassified to Other reserves.

Assets and liabilities that were specifically identifiable or attributable to the Vertical Aerospace Net Assets have been included in the carve-out financial information, in addition to the assets and liabilities of VAEL after its acquisition in July 2019. The deferred consideration related to the VAEL acquisition with a fair value of £820,000 at the date of acquisition has been reflected in the carve-out financial information up to July 2020. The outstanding deferred consideration balance at July 2020 with a fair value of £542,000 at that date was not included in the Vertical Aerospace Net Assets, and is treated as an increase to Net Parent Investment immediately prior to the reclassification to Other reserves. The carve-out financial information also includes all income and expenses incurred by IIAL up to July 2020 as management believes this to be a reasonable representation, however it may not reflect the income and expenses that would be been incurred if the Vertical Aerospace Net Assets operated as an independent business for the period prior to the Reorganization.

Basis of preparation

Basis of preparation

These condensed unaudited consolidated interim financial statements for the six months ended June 30, 2021 have been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the IASB, and should be read in conjunction with the Group’s last annual consolidated financial statements for year ended December 31, 2020. They do not include all of the information required for a complete set of financial statements prepared in accordance with IFRS Standards. However selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s consolidated financial position and consolidated performance since the last annual financial statements.

These condensed unaudited consolidated interim financial statements were authorized for issue by the Management Board on September 20, 2021.

Items included in the financial statements are measured using the currency of the primary economic environment in which the entity and its subsidiaries operate (‘the functional currency’). The financial statements are presented in pounds sterling (‘£’ or ‘GBP’), which is the Group’s functional and presentation currency.

Basis of preparation

All intercompany balances and transactions have been eliminated in consolidation.

The financial statements have been prepared under historical cost accounting rules, apart from certain financial liabilities which are recognised at fair value. If the Company had derivative financial instruments, these would have been measured at fair value.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the company’s accounting policies.

Items included in the financial statements are measured using the currency of the primary economic environment in which the entity and its subsidiaries operate (‘the functional currency’). The financial statements are presented in pounds sterling (‘£’ or ‘GBP’), which is the Group’s functional and presentation currency and all amounts are presented in and rounded to the nearest thousand unless otherwise indicated.

Basis of consolidation

2 Significant accounting policies (continued)

Basis of consolidation

Vertical Aerospace Group Ltd is the parent of the Group. Details of the subsidiaries are as follows:

			Proportion of
			ownership
			interest and
			voting rights held
Name of subsidiary	Principal activity	Registered office	2020	2019
Vertical Advanced Engineering Ltd	Sale of engineering consultancy services	140-142 Kensington Church Street, London, W8 4BN UK	100%	100%

Summary of significant accounting policies and key accounting estimates

The principal accounting policies applied in the preparation of these financial statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated.

Going concern

Going concern

Management has prepared a cash flow forecast for the Group and has considered the ability for the Group to continue as a going concern for the foreseeable future, being at least 12 months after approving these financial statements.

2Significant accounting policies (continued)

The Group is currently in the research and development phase of its journey to commercialization of eVTOL technology. It is generating minimal revenue, has a limited amount of cash on hand and has incurred net losses and net cash outflows from operations since inception. To date, the cash funding for the Group has come from private investors. Since December 31, 2020, the Group has raised £25 million through the issue of convertible notes (see Note 10 Convertible notes) and has also converted a £9 million loan to equity.

As of June 30, 2021, the Group had approximately £17,144 thousand of cash and cash equivalents on hand. Prior to the issuance of the consolidated financial statements for the year ended December 31, 2020 in July 2021, management prepared a cash flow model detailing the cash inflows and outflows of the Group and determined that the Group had sufficient cash to fund its activity for a period of 18 months from the date of approval of the financial statements.

Subsequent to the July 2021 release of the consolidated financial statements for the year ended December 31, 2020, management increased its investment into research and development activities. The increased activities, including hiring additional engineers and other staff, resulted in increased cash outflows, reducing cash and cash equivalents significantly. The Group is therefore dependent on additional financing for research and development activities and operational activities. Management plans to finance these activities with the proceeds from the contemplated US public listing via a merger with a Special Purpose Acquisition Company (‘SPAC’), which is expected to be completed in the fourth quarter of 2021. The timely realization of the transaction is imperative for the Group’s ability to continue as a going concern.

Based on the Group’s cash flow forecast and the need to raise additional capital to finance future operations, management has concluded that there is substantial doubt about the Group’s ability to continue as a going concern. The financial statements have been prepared on a going concern basis and do not include any adjustments to the amounts and classification of assets and liabilities that may be necessary in the event the Group can no longer continue as a going concern.

Going concern

Management has prepared a cash flow forecast for the Group and has considered the ability for the Group to continue as a going concern for the foreseeable future, being at least 12 months after approving these financial statements.

The Group is currently in the research and development phase of its journey to commercialization of eVTOL technology. It is generating minimal revenue, has a limited amount of cash on hand and has incurred net losses and net cash outflows from operations since inception. To date, the cash funding for the Group has come from private investors. Since December 31, 2020, the Group has raised £25m through the issue of convertible notes (see Note 27 Non adjusting events after the reporting period) and has also converted a £9m loan to equity.

As of December 31, 2020, the Group had approximately £839 thousand of cash and cash equivalents on hand. Prior to the issuance of the financial statements in July 2021, management prepared a cash flow model detailing the cash inflows and outflows of the Group and determined that the Group had sufficient cash to fund its activity for a period of 18 months from the date of approval of the financial statements.

Subsequent to the July 2021 release of the financial statements, management increased its investment into research and development activities. The increased activities, including hiring additional engineers and other staff, resulted in increased cash outflows, reducing cash and cash equivalents significantly. The Group is therefore dependent on additional financing for research and development activities and operational activities. Management plans to finance these activities with the proceeds from the contemplated US public listing via a merger with a Special Purpose Acquisition Company (‘SPAC’), which is expected to be completed in the fourth quarter of 2021. The timely realization of the transaction is imperative for the Group’s ability to continue as a going concern.

Based on the Group’s cash flow forecast and the need to raise additional capital to finance future operations, management has concluded that there is substantial doubt about the Group’s ability to continue as a going concern. The financial statements have been prepared on a going concern basis and do not include any adjustments to the amounts and classification of assets and liabilities that may be necessary in the event the Group can no longer continue as a going concern.

Changes in accounting policy

2 Significant accounting policies (continued)

Changes in accounting policy

The Group early adopted the following standards and amendments for the first time from the annual reporting period commencing January 1, 2019:

●	Definition of Material — amendments to IAS 1 and IAS 8
●	Definition of a Business — amendments to IFRS 3
●	Interest Rate Benchmark Reform — amendments to IFRS 9, IAS 39 and IFRS 7
●	Revised Conceptual Framework for Financial Reporting

The amendments listed above did not have any impact on the amounts recognised in prior periods and are not expected to significantly affect the current or future periods.

No new accounting standards and interpretations that have been published and are not mandatory for December 31, 2020 reporting periods have been early adopted by the Group or are expected to have a material impact on the Group in current or future reporting periods.

Revenue recognition

Revenue recognition

Revenues are minimal to the Group and are generated from the performance of engineering consultancy services to customers.

IFRS 15 deals with revenue recognition and establishes principles for reporting useful information to users of financial statements about the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity’s contracts with customers.

IFRS principles are applied using the following 5 step model:

1.	Identify the contracts with the customer
2.	Identify the performance obligations in the contract
3.	Determine the transaction price
4.	Allocate the transaction price to the performance obligations in the contract
5.	Recognise revenue when or as the entity satisfies its performance obligations

The revenue for the Group relates solely to engineering consultancy services and revenue is recognised once the Group has satisfied the performance conditions. The contracts that the Group enters into comprise payments when certain milestones are met. Revenue is recognised at each milestone event and only if the milestone is met.

Government grants

Government grants

Government grants are recognised as Other operating income and are recognised in the period when the expense to which the grant relates is incurred. Grants are only recognised when there is a signed grant offer letter or equivalent from the government body and there is reasonable assurance that the Group will be able to satisfy all conditions of the grant.

2 Significant accounting policies (continued)

Receivables relating to government grants are presented in Trade and other receivables at their fair value.

Research and development expenses

Research and development expenses

Research expenditure is charged to the income statement in the period in which it occurred.

Development expenditure is recognised as an intangible asset when it is probable that the project will generate future economic benefit, considering factors such as technological, commercial and regulatory feasibility. Other development expenditure is charged to the income statement in the period in which it occurred. Refer to note 3 Critical accounting judgements and key sources of estimation uncertainty for a discussion on the judgement of this classification.

The amounts included in research and development expenses include staff costs for staff working directly on research and development projects and for expenses directly attributable to a research project, excluding software costs.

Finance income and costs policy

Finance income and costs policy

Financing expense comprises interest payable on loans from related parties and is recognised in profit or loss using the effective interest method.

Interest income and interest payable is recognised in profit or loss as it accrues, using the effective interest method.

Foreign currency transactions and balances

Foreign currency transactions and balances

Transactions in foreign currencies are initially recorded at the functional currency rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated into the respective functional currency of the entity at the rates prevailing on the reporting period date. Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the initial transaction dates.

Non-monetary items measured in terms of historical cost in a foreign currency are not retranslated.

Tax

Tax

The tax expense for the period comprises current tax and deferred tax. Tax is recognised in profit or loss, except that a change attributable to an item of income or expense recognised as other comprehensive income is also recognised directly in other comprehensive income.

The current income tax charge is calculated on the basis of tax rates and laws that have been enacted or substantively enacted by the reporting date in the countries where the company operates and generates taxable income.

Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

Deferred tax is provided on temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The following temporary differences are not provided for: the initial recognition of goodwill; the initial recognition of assets or liabilities that affect neither accounting nor taxable profit other than in a business combination, and differences relating to investments in subsidiaries to the extent that they will probably not reverse in the foreseeable future. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the balance sheet date.

2 Significant accounting policies (continued)

Deferred tax assets are recognized only if it is probable that future taxable amounts will be available to utilize those temporary differences and losses.

Deferred tax assets and liabilities are offset where there is a legally enforceable right to offset current tax assets and liabilities and where the deferred tax balances relate to the same taxation authority.

The Group is the recipient of R&D tax credits in the UK. These tax credits are presented within the other operating income.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment is stated in the statement of financial position at cost, less any subsequent accumulated depreciation and subsequent accumulated impairment losses.

The cost of property, plant and equipment includes directly attributable incremental costs incurred in their acquisition and installation.

Depreciation

Depreciation is charged so as to write off the cost of assets over their estimated useful lives, as follows:

Asset class	Depreciation method and rate
Leasehold property	Straight line over term of lease
Computer equipment	3 years straight line
Leasehold improvements	5 – 9 years straight line

Intangible assets

Intangible assets

Intangible assets are carried at cost, less accumulated amortization and impairment losses.

Computer software licences acquired for use within the Company are capitalised as an intangible asset on the basis of the costs incurred to acquire and bring to use the specific software.

Amortization

Amortization is provided on intangible assets so as to write off the cost on a straight line basis, less any estimated residual value, over their expected useful economic life as follows:

Asset class	Amortization method and rate
IT software	3 years straight line

Business combinations and goodwill

Business combinations and goodwill

The purchase method is used to account for the acquisition of subsidiaries by the Group. The cost of an acquisition is measured as the fair value of the assets given, equity instruments issued and liabilities incurred or assumed at the date of exchange. Identifiable assets acquired and liabilities and contingent liabilities assumed are measured initially at their fair values on the date of acquisition. The excess of the cost of acquisition over the fair value of the Group’s share of identifiable net assets, including intangible assets acquired, is recorded as goodwill. If the cost of acquisition is less than the fair value of the Group’s share of net assets of the subsidiary acquired, the difference is recognised directly in the income statement.

2 Significant accounting policies (continued)

Goodwill is stated at cost, less any accumulated impairment losses. Goodwill is tested annually for impairment or when there are indicators of impairment.

Cash and cash equivalents		Cash and cash equivalents Cash and cash equivalents include cash at bank and in hand.
Trade and other receivables

Trade and other receivables

Trade receivables are amounts due from customers for services performed in the ordinary course of business. If collection is expected in one year or less (or in the normal operating cycle of the business if longer), they are classified as current assets. If not, they are presented as non-current assets.

Trade receivables are recognised initially at the transaction price. They are subsequently measured at amortised cost using the effective interest method, less provision for impairment. A provision for the impairment of trade receivables is established using an expected credit loss model as per the Group’s accounting policy for the impairment of financial assets.

Other receivables represent amounts due from parties who are not customers and are measured at amortized cost.

Trade and other payables

Trade and other payables

Trade and other payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. Accounts payable are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). If not, they are presented as non-current liabilities.

Trade and other payables are recognised initially at the transaction price and subsequently measured at amortized cost using the effective interest method.

Borrowings

Borrowings

All borrowings are initially recorded at the amount of proceeds received, net of transaction costs. Borrowings are subsequently carried at amortized cost, with the difference between the proceeds, net of transaction costs, and the amount due on redemption being recognised as a charge to the income statement over the period of the relevant borrowing.

Borrowings are classified as current liabilities unless the company has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date.

Provisions

Provisions

Provisions are recognised when the company has a present obligation (legal or constructive) as a result of a past event, it is probable that the group will be required to settle that obligation and a reliable estimate can be made of the amount of the obligation.

Provisions are measured at management’s best estimate of the expenditure required to settle the obligation at the reporting date and are discounted to present value where the effect is material.

Leases

2 Significant accounting policies (continued)

Leases

Definition

A lease is a contract, or part of a contract, that conveys the right to use an asset or a physically distinct part of an asset (‘the underlying asset’) for a period of time in exchange for consideration. Further, the contract must convey the right to the company to control the asset or a physically distinct portion thereof. A contract is deemed to convey the right to control the underlying asset, if throughout the period of use, the company has the right to:

Obtain substantially all the economic benefits from the use of the underlying asset, and;

Direct the use of the underlying asset (eg direct how and for what purpose the asset is used).

Initial recognition and measurement

The company initially recognizes a lease liability for the obligation to make lease payments and a right-of-use asset for the right to use the underlying asset for the lease term.

The lease liability is measured at the present value of the lease payments to be made over the lease term. The lease payments include fixed payments, purchase options at exercise price (where payment is reasonably certain), expected amount of residual value guarantees, termination option penalties (where payment is considered reasonably certain) and variable lease payments that depend on an index or rate.

The right-of-use asset is initially measured at the amount of the lease liability, adjusted for lease prepayments, lease incentives received, the company’s initial direct costs (e.g., commissions) and an estimate of restoration, removal and dismantling costs.

Subsequent measurement

After the commencement date, the company measures the lease liability by:

(a)	Increasing the carrying amount to reflect interest on the lease liability;
(b)	Reducing the carrying amount to reflect the lease payments made; and
(c)	Re-measuring the carrying amount to reflect any reassessment or lease modifications or to reflect revised in substance fixed lease payments or on the occurrence of other specific events.

Interest on the lease liability in each period during the lease term is the amount that produces a constant periodic rate of interest on the remaining balance of the lease liability. Interest charges are included in finance costs in the income statement, unless the costs are included in the carrying amount of another asset applying other applicable standards. Variable lease payments not included in the measurement of the lease liability, are included in operating expenses in the period in which the event or condition that triggers them arises.

The related right-of-use asset is accounted for using the Cost model in IAS 16 and depreciated and charged in accordance with the depreciation requirements of IAS 16 Property, Plant and Equipment as disclosed in the accounting policy for Property, Plant and Equipment. Adjustments are made to the carrying value of the right of use asset where the lease liability is re-measured in accordance with the above. Right of use assets are tested for impairment in accordance with IAS 36 Impairment of assets as disclosed in the accounting policy in impairment.

2 Significant accounting policies (continued)

Short term and low value leases

The company has made an accounting policy election, by class of underlying asset, not to recognize lease assets and lease liabilities for leases with a lease term of 12 months or less (i.e., short-term leases).

The company has made an accounting policy election on a lease-by-lease basis, not to recognize lease assets on leases for which the underlying asset is of low value.

Lease payments on short term and low value leases are accounted for on a straight line bases over the term of the lease or other systematic basis if considered more appropriate. Short term and low value lease payments are included in operating expenses in the income statements.

Impairment (non-financial assets)

Impairment (non-financial assets)

All assets are reviewed for impairment when there is an indicator of impairment. In addition, goodwill is reviewed for impairment at least annually.

An impairment loss is recognised whenever the carrying amount of an asset or its cash-generating unit exceeds its recoverable amount.

Share capital

Share capital

Ordinary shares are classified as equity. Equity instruments are measured at the fair value of the cash or other resources received or receivable, net of the direct costs of issuing the equity instruments. If payment is deferred and the time value of money is material, the initial measurement is on a present value basis.

Defined contribution pension obligation

Defined contribution pension obligation

A defined contribution plan is a pension plan under which fixed contributions are paid into a separate entity and has no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current and prior periods.

For defined contribution plans contributions are paid into publicly or privately administered pension insurance plans on a mandatory or contractual basis. The contributions are recognized as employee benefit expense when they are due.

Share based payments

Share based payments

Vertical Aerospace Group Ltd operates an equity-settled, share based compensation plan, under which the entity receives services from employees as consideration for equity instruments (share options or shares) of Vertical Aerospace Group Ltd. The fair value of the employee services received in exchange for the grant of the shares is recognised as an expense. The total amount to be expensed is determined by reference to the fair value of the shares granted:

●	including any market performance conditions (for example, an entity’s share price);
●	excluding the impact of any service and non-market performance vesting conditions (for example, remaining an employee of the entity over a specified time period); and
●	including the impact of any non-vesting conditions.

2 Significant accounting policies (continued)

Non-market performance and service conditions are included in assumptions about the number of shares that are expected to vest. The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. In addition, in some circumstances employees may provide services in advance of the grant date and therefore, the grant date fair value is estimated for the purposes of recognizing the expense during the period between service commencement period and grant date.

The fair value of ordinary shares in the Group are interpolated from externally set valuations based on investment offers received from third parties (whether accepted or not). In the absence of third party investment offers, internal valuations are used and are benchmarked against third party investment offers when they become available. Further assumptions are applied to the imputed valuations to reflect factors such as lack of marketability and control, including lack of voting rights, where appropriate.

At the end of each reporting period, the Group revises its estimates of the number of shares that are expected to vest based on the non-market vesting conditions. They recognize the impact of the revision to original estimates, if any, in the income statement, with a corresponding adjustment to equity.

Financial instruments

Financial instruments

Initial recognition

Financial assets and financial liabilities comprise all assets and liabilities reflected in the statement of financial position, although excluding property, plant and equipment, intangible assets, deferred tax assets, prepayments, deferred tax liabilities and employee benefits plan.

The company recognizes financial assets and financial liabilities in the statement of financial position when, and only when, the company becomes party to the contractual provisions of the financial instrument.

Financial assets are initially recognized at fair value. Financial liabilities are initially recognized at fair value, representing the proceeds received net of premiums, discounts and transaction costs that are directly attributable to the financial liability.

All regular way purchases and sales of financial assets and financial liabilities classified as fair value through profit or loss (“FVTPL”) are recognized on the trade date, i.e. the date on which the company commits to purchase or sell the financial assets or financial liabilities.

All regular way purchases and sales of other financial assets and financial liabilities are recognized on the settlement date, i.e. the date on which the asset or liability is received from or delivered to the counterparty. Regular way purchases or sales are purchases or sales of financial assets that require delivery within the time frame generally established by regulation or convention in the market place.

Subsequent to initial measurement, financial assets and financial liabilities are measured at either amortized cost or fair value.

2 Significant accounting policies (continued)

Classification and measurement

Financial instruments are classified at inception into one of the following categories, which then determine the subsequent measurement methodology: -

I. Financial Assets

Financial assets are classified into one of the following three categories:

●	financial assets at amortized cost;
●	financial assets at fair value through other comprehensive income (FVTOCI); or
●	financial assets at fair value through the profit or loss (FVTPL).

Criteria for measurement of Financial asset at amortized cost

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

●	the assets are held within a business model whose objective is to hold assets in order to collect contractual cash flows; and
●	the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

If either of the above two criteria is not met, the financial assets are classified and measured at fair value through the profit or loss (FVTPL).

Additionally, if a financial asset meets the amortized cost criteria, the company may choose to designate the financial asset at FVTPL. Such an election is irrevocable and applicable only if the FVTPL classification significantly reduces a measurement or recognition inconsistency.

II. Financial liabilities

Financial liabilities are classified into one of the following two categories:

●	financial liabilities at amortized cost; or
●	financial liabilities at fair value through the profit or loss (FVTPL).

Financial liabilities at amortized cost

All financial liabilities, other than those classified as financial liabilities at FVTPL, are measured at amortized cost using the effective interest rate method.

Financial liabilities at fair value through the profit or loss

Financial liabilities not measured at amortized cost are classified and measured at FVTPL.

The classification of financial instruments is as follows:

2 Significant accounting policies (continued)

Amortized cost: Trade receivables, Other receivables excluding other non-financial receivables, Cash and cash equivalents, Loans and borrowings, Trade payables, Lease liabilities, Other current liabilities excluding non-financial liabilities, Accrued liabilities excluding non-financial liabilities, and Deferred consideration.

Derecognition of financial assets and liabilities

Financial assets are derecognized when the contractual rights to the cash flow have expired or been transferred together with substantially all risks and rewards. Financial liabilities are derecognized when they are extinguished.

Impairment of financial assets

Measurement of Expected Credit Losses

The company recognises loss allowances for expected credit losses (ECL) on financial instruments that are not measured at FVPTL, namely Trade and other receivables. The company applies the simplified approach, which requires expected lifetime losses to be recognised from initial recognition of the receivables.

To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due.

The expected loss rates are based on the payment profiles of sales over a period of 18 months before 31 December 2020 and the corresponding historical credit losses experienced within this period. The historical loss rates are adjusted to reflect current and forward-looking information on macroeconomic factors affecting the ability of the customers to settle the receivables.